Profit and loss information - Disclosure of expenses by nature (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Employee benefit expenses	€ (40,468)	€ (35,967)	€ (80,899)	€ (73,242)
Agent costs	(26,261)	(24,371)	(50,989)	(46,605)
Depreciation and amortization	(13,605)	(9,998)	(25,723)	(20,135)
IT costs	(4,971)	(3,909)	(9,326)	(7,408)
Advertising and promotion	(1,198)	(427)	(2,597)	(1,541)
Travel, entertainment, office and rental cost	(3,215)	(3,139)	(7,458)	(6,163)
Auditors, lawyers and consultants	(2,518)	(2,711)	(5,193)	(5,305)
External and other personnel costs	(2,439)	(2,466)	(5,001)	(4,437)
Change in fair value of warrants and put options	25	(8,839)	(1,622)	(750)
Capitalized software development expenditure	10,765	8,922	19,475	15,910
Contributions to defined benefit plans	(496)	(368)	(977)	(722)
Share-based payment transactions expenses	(1,552)	(2,366)	(2,705)	(2,966)
Corporate & business restructuring expenses	(631)	(292)	(1,053)	(443)
Impairments	(43)	(25)	(74)	(48)
Other operating expenses	(3,675)	(2,724)	(7,146)	(4,942)
Operating expenses	€ (90,282)	€ (88,680)	€ (181,288)	€ (158,797)